GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,460,763	Great-West Bond Index Fund Institutional Class(a)	$14,359,303

TOTAL BOND MUTUAL FUNDS — 35.92% (Cost $14,600,106)		$14,359,303
EQUITY MUTUAL FUNDS
146,924	Fidelity® Emerging Markets Index Fund Institutional Class	1,924,701
535,701	Great-West International Index Fund Institutional Class(a)	5,882,002
890,336	Great-West S&P 500® Index Fund Institutional Class(a)	8,609,545
364,746	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,691,232
244,633	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,272,639

TOTAL EQUITY MUTUAL FUNDS — 55.99% (Cost $18,852,553)		$22,380,119
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,251,080(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,251,080

TOTAL FIXED INTEREST CONTRACT — 8.13% (Cost $3,251,080)		$3,251,080
TOTAL INVESTMENTS — 100.04% (Cost $36,703,739)		$39,990,502
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(16,751)
TOTAL NET ASSETS — 100.00%		$39,973,751

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,702,130	Great-West Bond Index Fund Institutional Class(a)	$16,731,934

TOTAL BOND MUTUAL FUNDS — 35.93% (Cost $16,846,435)		$16,731,934
EQUITY MUTUAL FUNDS
170,266	Fidelity® Emerging Markets Index Fund Institutional Class	2,230,484
623,252	Great-West International Index Fund Institutional Class(a)	6,843,311
1,039,712	Great-West S&P 500® Index Fund Institutional Class(a)	10,054,018
424,881	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,299,791
283,168	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,630,632

TOTAL EQUITY MUTUAL FUNDS — 55.97% (Cost $21,998,955)		$26,058,236
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,790,181(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,790,181

TOTAL FIXED INTEREST CONTRACT — 8.14% (Cost $3,790,181)		$3,790,181
TOTAL INVESTMENTS — 100.04% (Cost $42,635,571)		$46,580,351
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(20,711)
TOTAL NET ASSETS — 100.00%		$46,559,640

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,432,608	Great-West Bond Index Fund Institutional Class(a)	$14,082,537

TOTAL BOND MUTUAL FUNDS — 35.86% (Cost $14,506,098)		$14,082,537
EQUITY MUTUAL FUNDS
143,593	Fidelity® Emerging Markets Index Fund Institutional Class	1,881,072
525,304	Great-West International Index Fund Institutional Class(a)	5,767,843
879,936	Great-West S&P 500® Index Fund Institutional Class(a)	8,508,977
359,691	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,640,070
239,013	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,220,427

TOTAL EQUITY MUTUAL FUNDS — 56.06% (Cost $17,499,876)		$22,018,389
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,190,450(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,190,450

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $3,190,450)		$3,190,450
TOTAL INVESTMENTS — 100.04% (Cost $35,196,424)		$39,291,376
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(16,548)
TOTAL NET ASSETS — 100.00%		$39,274,828

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
555,701	Great-West Bond Index Fund Institutional Class(a)	$ 5,462,539

TOTAL BOND MUTUAL FUNDS — 27.72% (Cost $5,732,192)		$5,462,539
EQUITY MUTUAL FUNDS
93,036	Fidelity® Emerging Markets Index Fund Institutional Class	1,218,773
323,457	Great-West International Index Fund Institutional Class(a)	3,551,553
513,300	Great-West S&P 500® Index Fund Institutional Class(a)	4,963,616
210,248	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,127,712
151,776	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,410,000

TOTAL EQUITY MUTUAL FUNDS — 67.35% (Cost $10,968,512)		$13,271,654
Account Balance		Fair Value
FIXED INTEREST CONTRACT
984,178(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 984,178

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $984,178)		$984,178
TOTAL INVESTMENTS — 100.06% (Cost $17,684,882)		$19,718,371
OTHER ASSETS & LIABILITIES, NET — (0.06)%		$(11,852)
TOTAL NET ASSETS — 100.00%		$19,706,519

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
112,471	Great-West Bond Index Fund Institutional Class(a)	$1,105,588

TOTAL BOND MUTUAL FUNDS — 18.90% (Cost $1,155,813)		$1,105,588
EQUITY MUTUAL FUNDS
34,581	Fidelity® Emerging Markets Index Fund Institutional Class	453,017
114,434	Great-West International Index Fund Institutional Class(a)	1,256,485
172,458	Great-West S&P 500® Index Fund Institutional Class(a)	1,667,668
70,522	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	713,689
55,136	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	512,211

TOTAL EQUITY MUTUAL FUNDS — 78.67% (Cost $4,047,309)		$4,603,070
Account Balance		Fair Value
FIXED INTEREST CONTRACT
152,258(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 152,258

TOTAL FIXED INTEREST CONTRACT — 2.60% (Cost $152,258)		$152,258
TOTAL INVESTMENTS — 100.17% (Cost $5,355,380)		$5,860,916
OTHER ASSETS & LIABILITIES, NET — (0.17)%		$(9,702)
TOTAL NET ASSETS — 100.00%		$5,851,214

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
165,474	Great-West Bond Index Fund Institutional Class(a)	$ 1,626,612

TOTAL BOND MUTUAL FUNDS — 12.24% (Cost $1,718,699)		$1,626,612
EQUITY MUTUAL FUNDS
92,259	Fidelity® Emerging Markets Index Fund Institutional Class	1,208,599
291,497	Great-West International Index Fund Institutional Class(a)	3,200,636
417,219	Great-West S&P 500® Index Fund Institutional Class(a)	4,034,508
170,954	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,730,051
143,604	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,334,079

TOTAL EQUITY MUTUAL FUNDS — 86.61% (Cost $10,203,973)		$11,507,873
Account Balance		Fair Value
FIXED INTEREST CONTRACT
161,813(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 161,813

TOTAL FIXED INTEREST CONTRACT — 1.22% (Cost $161,813)		$161,813
TOTAL INVESTMENTS — 100.07% (Cost $12,084,485)		$13,296,298
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$(8,774)
TOTAL NET ASSETS — 100.00%		$13,287,524

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
34,232	Great-West Bond Index Fund Institutional Class(a)	$ 336,507

TOTAL BOND MUTUAL FUNDS — 9.10% (Cost $352,686)		$336,507
EQUITY MUTUAL FUNDS
28,627	Fidelity® Emerging Markets Index Fund Institutional Class	375,011
86,180	Great-West International Index Fund Institutional Class(a)	946,255
116,867	Great-West S&P 500® Index Fund Institutional Class(a)	1,130,100
48,023	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	485,998
43,646	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	405,471

TOTAL EQUITY MUTUAL FUNDS — 90.44% (Cost $2,990,730)		$3,342,835
Account Balance		Fair Value
FIXED INTEREST CONTRACT
21,433(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 21,433

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $21,433)		$21,433
TOTAL INVESTMENTS — 100.12% (Cost $3,364,849)		$3,700,775
OTHER ASSETS & LIABILITIES, NET — (0.12)%		$(4,526)
TOTAL NET ASSETS — 100.00%		$3,696,249

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
34,768	Great-West Bond Index Fund Institutional Class(a)	$ 341,773

TOTAL BOND MUTUAL FUNDS — 8.05% (Cost $360,741)		$341,773
EQUITY MUTUAL FUNDS
35,399	Fidelity® Emerging Markets Index Fund Institutional Class	463,720
101,970	Great-West International Index Fund Institutional Class(a)	1,119,635
131,648	Great-West S&P 500® Index Fund Institutional Class(a)	1,273,035
53,811	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	544,562
52,204	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	484,978

TOTAL EQUITY MUTUAL FUNDS — 91.51% (Cost $3,440,379)		$3,885,930
Account Balance		Fair Value
FIXED INTEREST CONTRACT
21,667(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 21,667

TOTAL FIXED INTEREST CONTRACT — 0.51% (Cost $21,667)		$21,667
TOTAL INVESTMENTS — 100.07% (Cost $3,822,787)		$4,249,370
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$(2,821)
TOTAL NET ASSETS — 100.00%		$4,246,549

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,083	Great-West Bond Index Fund Institutional Class(a)	$ 30,307

TOTAL BOND MUTUAL FUNDS — 7.64% (Cost $31,931)		$30,307
EQUITY MUTUAL FUNDS
3,501	Fidelity® Emerging Markets Index Fund Institutional Class	45,861
9,728	Great-West International Index Fund Institutional Class(a)	106,817
11,988	Great-West S&P 500® Index Fund Institutional Class(a)	115,928
4,895	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	49,534
5,022	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	46,655

TOTAL EQUITY MUTUAL FUNDS — 91.93% (Cost $333,645)		$364,795
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,871(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,871

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $1,871)		$1,871
TOTAL INVESTMENTS — 100.04% (Cost $367,447)		$396,973
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(167)
TOTAL NET ASSETS — 100.00%		$396,806

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2021

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2021, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,460,763	$15,384,471	$878,017	$1,285,925	$32,282	$(617,260)	$54,446	$14,359,303	35.92%
					32,282	(617,260)	54,446	14,359,303	35.92
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	535,701	6,412,421	74,893	789,436	40,842	184,124	-	5,882,002	14.71
Great-West S&P 500® Index Fund Institutional Class	890,336	9,344,383	192,012	1,405,016	75,542	478,166	-	8,609,545	21.54
Great-West S&P Mid Cap 400® Index Fund Institutional Class	364,746	3,951,382	137,365	773,159	134,141	375,644	-	3,691,232	9.23
Great-West S&P Small Cap 600® Index Fund Institutional Class	244,633	2,439,799	99,259	604,096	82,153	337,677	-	2,272,639	5.69
					332,678	1,375,611	0	20,455,418	51.17
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,251,080	3,480,582	149,632	391,774	-	-	12,640	3,251,080	8.13
					0	0	12,640	3,251,080	8.13
				Total	$364,960	$758,351	$67,086	$38,065,801	95.22%
Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,702,130	$17,496,047	$1,056,533	$1,126,476	$23,669	$(694,170)	$63,228	$16,731,934	35.93%
					23,669	(694,170)	63,228	16,731,934	35.93
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	623,252	7,226,018	169,822	774,274	33,332	221,745	-	6,843,311	14.70
Great-West S&P 500® Index Fund Institutional Class	1,039,712	10,558,523	255,836	1,405,634	(10,640)	645,293	-	10,054,018	21.59
Great-West S&P Mid Cap 400® Index Fund Institutional Class	424,881	4,500,161	165,882	749,774	201,239	383,522	-	4,299,791	9.24
Great-West S&P Small Cap 600® Index Fund Institutional Class	283,168	2,779,234	42,995	574,917	95,828	383,320	-	2,630,632	5.65
					319,759	1,633,880	0	23,827,752	51.18
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,790,181	3,958,441	145,490	328,237	-	-	14,487	3,790,181	8.14
					0	0	14,487	3,790,181	8.14
				Total	$343,428	$939,710	$77,715	$44,349,867	95.25%

March 31, 2021

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,432,608	$13,828,682	$968,151	$156,729	$9,836	$(557,567)	$52,797	$14,082,537	35.86%
					9,836	(557,567)	52,797	14,082,537	35.86
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	525,304	5,764,185	123,929	281,021	43,270	160,750	-	5,767,843	14.69
Great-West S&P 500® Index Fund Institutional Class	879,936	8,381,791	128,247	490,825	26,170	489,764	-	8,508,977	21.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	359,691	3,568,216	93,234	386,363	109,661	364,983	-	3,640,070	9.27
Great-West S&P Small Cap 600® Index Fund Institutional Class	239,013	2,206,863	58,125	240,695	193,688	196,134	-	2,220,427	5.65
					372,789	1,211,631	0	20,137,317	51.27
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,190,450	3,125,410	143,933	90,705	-	-	11,812	3,190,450	8.12
					0	0	11,812	3,190,450	8.12
				Total	$382,625	$654,064	$64,609	$37,410,304	95.25%
Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	555,701	$7,970,775	$732,227	$2,929,458	$1,629	$(311,005)	$20,485	$5,462,539	27.72%
					1,629	(311,005)	20,485	5,462,539	27.72
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	323,457	5,294,849	86,680	1,787,540	237,760	(42,436)	-	3,551,553	18.02
Great-West S&P 500® Index Fund Institutional Class	513,300	7,296,641	65,138	2,600,442	204,355	202,279	-	4,963,616	25.19
Great-West S&P Mid Cap 400® Index Fund Institutional Class	210,248	3,101,899	42,113	1,255,650	171,201	239,350	-	2,127,712	10.80
Great-West S&P Small Cap 600® Index Fund Institutional Class	151,776	2,078,770	25,213	856,867	219,851	162,884	-	1,410,000	7.16
					833,167	562,077	0	12,052,881	61.17
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	984,178	1,432,870	87,421	541,258	-	-	5,145	984,178	4.99
					0	0	5,145	984,178	4.99
				Total	$834,796	$251,072	$25,630	$18,499,598	93.88%

March 31, 2021

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	112,471	$5,783,698	$496,490	$5,178,838	$(224,165)	$4,238	$4,140	$1,105,588	18.90%
					(224,165)	4,238	4,140	1,105,588	18.90
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	114,434	6,699,481	137,505	5,049,145	796,917	(531,356)	-	1,256,485	21.47
Great-West S&P 500® Index Fund Institutional Class	172,458	8,777,023	112,710	7,168,756	475,484	(53,309)	-	1,667,668	28.50
Great-West S&P Mid Cap 400® Index Fund Institutional Class	70,522	3,716,115	46,392	2,481,246	1,062,742	(567,572)	-	713,689	12.20
Great-West S&P Small Cap 600® Index Fund Institutional Class	55,136	2,695,288	8,272	1,727,483	997,126	(463,866)	-	512,211	8.76
					3,332,269	(1,616,103)	0	4,150,053	70.93
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	152,258	795,206	49,315	694,928	-	-	2,665	152,258	2.60
					0	0	2,665	152,258	2.60
				Total	$3,108,104	$(1,611,865)	$6,805	$5,407,899	92.43%
Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	165,474	$2,541,140	$298,051	$1,119,061	$(7,936)	$(93,518)	$6,126	$1,626,612	12.24%
					(7,936)	(93,518)	6,126	1,626,612	12.24
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	291,497	5,070,447	249,704	2,070,254	244,312	(49,261)	-	3,200,636	24.09
Great-West S&P 500® Index Fund Institutional Class	417,219	6,315,931	256,885	2,898,787	(3,427)	360,479	-	4,034,508	30.36
Great-West S&P Mid Cap 400® Index Fund Institutional Class	170,954	2,686,359	100,819	1,184,628	238,876	127,501	-	1,730,051	13.02
Great-West S&P Small Cap 600® Index Fund Institutional Class	143,604	2,101,685	62,072	1,038,415	191,012	208,737	-	1,334,079	10.04
					670,773	647,456	0	10,299,274	77.51
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	161,813	252,328	23,639	115,076	-	-	922	161,813	1.22
					0	0	922	161,813	1.22
				Total	$662,837	$553,938	$7,048	$12,087,699	90.97%

March 31, 2021

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	34,232	$1,203,152	$138,607	$1,000,247	$(41,551)	$(5,005)	$1,256	$336,507	9.10%
					(41,551)	(5,005)	1,256	336,507	9.10
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	86,180	3,418,889	154,199	2,406,827	354,886	(220,006)	-	946,255	25.60
Great-West S&P 500® Index Fund Institutional Class	116,867	4,035,805	186,964	3,235,474	59,189	142,805	-	1,130,100	30.57
Great-West S&P Mid Cap 400® Index Fund Institutional Class	48,023	1,721,295	45,902	1,169,594	342,127	(111,605)	-	485,998	13.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	43,646	1,442,099	25,846	946,400	401,090	(116,074)	-	405,471	10.97
					1,157,292	(304,880)	0	2,967,824	80.29
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	21,433	76,549	6,765	62,144	-	-	263	21,433	0.58
					0	0	263	21,433	0.58
				Total	$1,115,741	$(309,885)	$1,519	$3,325,764	89.97%
Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	34,768	$511,918	$96,697	$257,792	$(11,986)	$(9,050)	$1,280	$341,773	8.05%
					(11,986)	(9,050)	1,280	341,773	8.05
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	101,970	1,687,070	196,900	740,915	89,011	(23,420)	-	1,119,635	26.37
Great-West S&P 500® Index Fund Institutional Class	131,648	1,913,617	178,407	946,597	(17,915)	127,608	-	1,273,035	29.98
Great-West S&P Mid Cap 400® Index Fund Institutional Class	53,811	815,031	58,766	327,733	113,469	(1,502)	-	544,562	12.82
Great-West S&P Small Cap 600® Index Fund Institutional Class	52,204	732,015	46,652	264,930	168,672	(28,759)	-	484,978	11.42
					353,237	73,927	0	3,422,210	80.59
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	21,667	32,338	5,083	15,875	-	-	121	21,667	0.51
					0	0	121	21,667	0.51
				Total	$341,251	$64,877	$1,401	$3,785,650	89.15%

March 31, 2021

Great-West SecureFoundation® Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,083	$25,227	$9,872	$3,815	$(138)	$(977)	$114	$30,307	7.64%
					(138)	(977)	114	30,307	7.64
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	9,728	91,078	26,551	12,125	1,973	1,313	-	106,817	26.92
Great-West S&P 500® Index Fund Institutional Class	11,988	96,691	27,621	15,214	(616)	6,830	-	115,928	29.21
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,895	41,294	9,964	6,190	1,205	4,466	-	49,534	12.48
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,022	39,673	7,218	5,623	1,688	5,387	-	46,655	11.76
					4,250	17,996	0	318,934	80.37
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,871	1,555	542	231	-	-	5	1,871	0.47
					0	0	5	1,871	0.47
				Total	$4,112	$17,019	$119	$351,112	88.48%

March 31, 2021